SCHEDULE OF LEASE TERM AND DISCOUNT RATE (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term (years)
Operating Lease, Weighted Average Remaining Lease Term	17 years	18 years
Finance Lease, Weighted Average Remaining Lease Term	2 years 7 months 6 days	3 years 7 months 6 days
Weighted-average discount rate
Operating leases	5.83%	5.83%
Finance lease	548.00%	548.00%